COMMITMENTS	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
COMMITMENTS	COMMITMENTS
The Company’s commitments consist of the following:

	June 30, 2026	December 31, 2025
Commitments related to purchases of raw materials and energy	17,584	17,115
Guarantees, pledges and other collateral	9,389	9,116
Capital expenditure commitments	1,226	1,313
Other commitments	1,726	1,915
Total	29,925	29,459
Commitments related to purchases of raw materials and energy
Purchase commitments consist primarily of major agreements for procuring iron ore, coking coal, coke and hot metal. The Company also has a number of agreements for electricity, industrial and natural gas, scrap and freight. In addition to those purchase commitments disclosed above, the Company enters into purchasing contracts as part of its normal operations which have minimum volume requirements, but for which there are no take-or-pay or penalty clauses included in the contract. The Company does not believe these contracts have an adverse effect on its liquidity position.
Commitments related to purchases of raw materials and energy included commitments given to associates for 361 and 441 as of June 30, 2026 and December 31, 2025, respectively. Purchase commitments given to joint ventures included 2,118 and 1,944 as of June 30, 2026 and December 31, 2025, respectively, relating to the renewable electricity supply agreement with Ventos de Santo Antônio Comercializadora de Energia ("VdSA"). In addition, purchase commitments included commitments given to joint ventures for 585 and 681 as of June 30, 2026 and December 31, 2025, respectively in particular 202 and 245 related to Tameh and 346 and 378 related to Enerfos as of June 30, 2026 and December 31, 2025, respectively.
Guarantees, pledges and other collateral
Guarantees related to financial debt and credit lines given on behalf of third parties were 287 and 299 as of June 30, 2026 and December 31, 2025, respectively. Additionally, guarantees of 5,564 and 5,380 were given on behalf of joint ventures as of June 30, 2026 and December 31, 2025, respectively.
Guarantees given on behalf of joint ventures included 454 and 414 on behalf of VdSA and 239 and 248 in relation to outstanding lease liabilities for vessels operated by Global Chartering Ltd as of June 30, 2026 and December 31, 2025, respectively. Guarantees given on behalf of joint ventures also included 4,568 and 4,400 as of June 30, 2026 and December 31, 2025 corresponding to ArcelorMittal's 60% guarantee of the debt under term loan agreements entered into by the AMNS India joint venture with various Japanese banks.
As of June 30, 2026, pledges and other collateral mainly related to (i) mortgages entered into by the Company’s operating subsidiaries and (ii) inventories and receivables pledged to secure the South African Rand revolving borrowing base finance facility for the amount drawn of 183 and ceded bank accounts to secure environmental obligations, true sale of receivables programs and the revolving borrowing base finance facility in South Africa of 70. Other sureties, first demand guarantees, letters of credit, pledges and other collateral included 18 and 250 of commitments given on behalf of associates as of June 30, 2026 and December 31, 2025, respectively.
Capital expenditure commitments
Capital expenditure commitments relate to commitments with respect to purchases of property, plant and equipment including in the context of expansion and improvement projects.
Capital expenditure commitments include 56 and 108 at June 30, 2026 and December 31, 2025, respectively, relating to ArcelorMittal Liberia Ltd in connection with Phase 2 expansion involving the construction of 20 million tonnes of concentrate sinter fines capacity and associated infrastructure.
Other commitments
On November 19, 2021, following a protocol of intent agreed between the Minas Gerais State Government, ArcelorMittal Brasil and BMB Belgo Mineira Bekaert Artefatos De Arame Ltd, ArcelorMittal Brasil committed to carry out capital expenditures at its facilities in Minas Gerais State, besides employment generation. As of June 30, 2026 and December 31, 2025, commitments related to this project were 375 and 535, respectively. Other commitments given also comprise commitments incurred for gas supply to electricity suppliers.
Commitments to sell
In addition to the commitments presented above, the Company has firm commitments to sell for which it also has firm commitments to purchase included in purchase commitments for 2,576 and 2,717 as of June 30, 2026 and December 31, 2025, respectively, and mainly related to natural gas and electricity. Commitments to sell included 2,420 and 2,655 as of June 30, 2026 and December 31, 2025, relating to the 25-year offtake agreement entered into in 2024 between the Company and AMNS India for the supply of renewable electricity from wind and solar power generation at the Company's facility in Andhra Pradesh (India).
Other
On February 28, 2024, the State of the Grand-Duchy of Luxembourg exercised the right (following an agreement signed between ArcelorMittal, the Fonds d'Urbanisation et d'Aménagement du Plateau de Kirchberg and the State of the Grand-Duchy of Luxembourg on December 20, 2022) to acquire 50% of ArcelorMittal's future new headquarters and related right-of-use of land in the Kirchberg district of the city of Luxembourg. The acquisition price is based on construction cost. On July 31, 2024, ArcelorMittal and the State of the Grand-Duchy of Luxembourg signed a sale compromise pursuant to which this acquisition will be completed at the end of the construction time.
On August 1, 2025, ArcelorMittal and Aperam entered into a share purchase agreement as a result of which ArcelorMittal has irrevocably committed to sell its wholly-owned subsidiary K22 S.à r.l to Aperam, which has committed to acquire such investment. Pursuant to the terms and conditions of the share purchase agreement and following the completion of certain conditions, Aperam will own 5.4% of ArcelorMittal's future new headquarters.